Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Segment Reporting Information [Line Items]
REVENUES	$ 143,393	$ 123,011	$ 280,007	$ 239,406
License
Segment Reporting Information [Line Items]
REVENUES	1,367	3,280	2,327	5,594
Service
Segment Reporting Information [Line Items]
REVENUES	130,744	109,372	254,854	212,205
Professional services and other
Segment Reporting Information [Line Items]
REVENUES	$ 11,282	$ 10,359	$ 22,826	$ 21,607